Advances for vessels under construction and acquisition of vessels	12 Months Ended
Dec. 31, 2018
Advances for vessels under construction and acquisition of vessels [Abstract]
Advances for vessels under construction and acquisition of vessels:

6.       Advances for vessels under construction and acquisition of vessels:

The amounts shown in the consolidated balance sheets are analyzed as follows:

	December 31, 2017	December 31, 2018

Pre-delivery yard installments	$30,402	$8,700
Fair value of the share consideration for OCC Vessels	-	42,962
Bareboat capital leases – upfront hire	10,460	-
Capitalized interest	4,753	1,307
Other capitalized costs	2,959	2,034
Advances for secondhand vessels	-	4,897
Total	$48,574	$59,900

As further described in Note 1 with respect to the recently completed OCC Vessel Purchase Transaction, which was accounted for as an acquisition of assets, in accordance with ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, CSSC (Hong Kong) Shipping Company Limited has agreed to provide in aggregate a finance amount of up to $104,400 to finance the remaining, at the time of the transaction, $103,844 construction cost for three OCC Vessels via a ten-year bareboat charter. Pursuant to the terms of each bareboat charter, CSSC will provide an amount of up to $34,800 for each of the three newbuilding vessels, which will be applied to the third and the fourth (delivery) installment of the OCC Vessels. The Company will pay CSSC each month a daily bareboat charter hire rate consisting of a fixed and a variable amount. Under the terms of the bareboat charter, the Company has the option to purchase each of the vessels at any time after each vessel’s delivery, such option being exercisable on a monthly basis against a pre-determined, amortizing price while it has a respective obligation of purchasing each of the vessels at the expiration of each bareboat charter term at a purchase price of approximately $10,440. Upon the earlier of the exercise of the purchase option or the expiration of each bareboat charter, the Company will acquire the vessels. During the fourth quarter of 2018, the Company paid the third installments for two of the OCC Vessels, of $4,350 each, which was financed through a pre-delivery financing from CSSC, as discussed above. The total aggregate remaining contracted price for these three newbuilding vessels, as of December 31, 2018 plus agreed extras was $95,700 and will be financed through the CSSC financing arrangements described above.

In connection with the Step 1 Acquisition of the E.R. Vessels, Star Marianne and Star Janni, which were delivered to the Company in January 2019 as further described in Note 1, the Company as of December 31, 2018, has paid an amount of $4,880 which is included in “Advances for vessels under construction and acquisition of vessels” in the consolidated balance sheet.